Commitments and Contingencies (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Operating Leases, Rent Expense	16,480	21,728	19,639	19,020
Capital Commitments	10,955
Annual Net Profit Target			78,000
Percentage Of Net Profit Target Utilization For Bonus			4.00%
Kin Sun Sze To [Member]
Percentage Of Bonus Entitled			32.00%
Chin Hien Tan [Member]
Percentage Of Bonus Entitled			24.00%
Ho Leung Ning [Member]
Percentage Of Bonus Entitled			24.00%